Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operations by Segment

The following summarizes the Company’s operations by segment. There were no IP Strategy Segment activities prior to the nine months ended September 30, 2025.

	Nine Months Ended September 30,
	2025	2024
Heritage Distilling Segment
Revenue(a)	$3,494,262	$5,309,907
Cost of Revenue	3,018,488	3,523,831
Gross Profit	475,774	1,786,076

IP Strategy Segment
Revenue(b)	1,908,544	—
Cost of Revenue	53,342	—
Gross Profit	1,855,202	—

Total Revenue	5,402,806	5,309,907
Cost of Revenue	3,071,830	3,523,831
Gross Profit	$2,330,976	$1,786,076

(a)      Represented as Product Sales and Distillery Services in the condensed consolidated statement of operations.

(b)      Represented as Crypto and Related Revenue in the condensed consolidated statement of operations.

The Company recorded equity-based (non-cash) compensation for employees (personnel) and consultants for the years ended December 31, 2024 and 2023 as follows:
	Years Ended December 31,
	2024	2023
Production/Cost of Sales	$178,140	$—
Sales and Marketing	729,592	—
General and Administrative	2,414,097	6,028
Subtotal Employee Compensation	3,321,829	6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	$4,892,110	$18,594